UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-08245
                                                     ---------

                           Phoenix Equity Series Fund
        -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
        -----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


            Kevin J. Carr, Esq.
   Vice President, Chief Legal Officer,              John H. Beers, Esq.
   Counsel and Secretary for Registrant          Vice President and Counsel
      Phoenix Life Insurance Company           Phoenix Life Insurance Company
             One American Row                         One American Row
          Hartford, CT 06103-2899                 Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                       Date of fiscal year end: August 31
                                                ---------

                    Date of reporting period: August 31, 2007
                                              ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                                              [LOGO OMITTED]
                                                                 PHOENIX

--------------------------------------------------------------------------------

                                                                   ANNUAL REPORT


Phoenix Growth & Income Fund








                                                  WOULDN'T YOU RATHER HAVE THIS
                                                  DOCUMENT E-MAILED TO YOU?
                                                  ELIGIBLE SHAREHOLDERS CAN
TRUST NAME:                 |                  |  SIGN UP FOR E-DELIVERY AT
PHOENIX EQUITY SERIES FUND  |  August 31, 2007 |  PHOENIXFUNDS.COM
.................................................................................
NOT FDIC INSURED              NO BANK GUARANTEE   MAY LOSE VALUE

TABLE OF CONTENTS



Message from the President ......................................     1
Glossary ........................................................     2
Disclosure of Fund Expenses .....................................     3
Phoenix Growth & Income Fund ....................................     4
Notes to Financial Statements ...................................    15
Report of Independent Registered Public Accounting Firm .........    19
Fund Management Tables ..........................................    20



--------------------------------------------------------------------------------
PROXY VOTING INFORMATION (FORM N-PX)
The adviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2007, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.


FORM N-Q INFORMATION
The Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.
--------------------------------------------------------------------------------

This report is not authorized for distribution to prospective investors in the Phoenix Equity Series Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

MESSAGE FROM THE PRESIDENT

[PHOTO OMITTED]

DEAR PHOENIXFUNDS SHAREHOLDER:
      We are pleased to provide this report for the fiscal year ended August 31, 2007. It includes valuable information about your Phoenix mutual fund(s)--such as performance- and fee-related data and information about each fund's portfolio holdings and transactions for the reporting period. The report also provides commentary from your fund's management team with respect to the fund's performance, its investment strategies, and how the fund performed against the broader market.
      At Phoenix, we are committed to helping investors succeed over the long term and we strive to provide investors with choice. The Phoenix family of funds offers a wide array of investment options to help make diversification easy. Our multi-manager, multi-style approach gives you access to a complete suite of investment products, including numerous equity, fixed income and money market funds.
      We are proud to offer this diversified portfolio of funds managed by more than a dozen accomplished independent investment managers--many of whom were previously only available to large institutional investors. Their investment expertise allows us to offer a variety of styles, including growth, value and core products, along with asset allocation funds and alternative investments.
      Phoenix is also committed to providing you best-in-class service. Whether you need to check your account value or transfer funds, our customer service team stands ready to provide superior, dependable assistance to help you make informed decisions.
      Because we offer such an extensive selection of investment options, it's important that you consult an experienced financial professional for help reviewing or rebalancing your portfolio on a regular basis. A regular OcheckupO can be an excellent way to help ensure that your investments are aligned with your financial goals.
      As president of Phoenix Investment Partners, Ltd., I would like to thank you for entrusting your assets with us. It's our privilege to serve you.

Sincerely,


/s/ George R. Aylward
-----------------------------------
George R. Aylward
President, PhoenixFunds
SEPTEMBER 2007

GLOSSARY


MSCI EAFE(R) INDEX
The MSCI EAFE(R) Index is a free float-adjusted market capitalization index that measures developed foreign market equity performancE, excluding the U.S. and Canada. The index is calculated on a total return basis with gross dividends reinvested.

MSCI(R) EMERGING MARKETS INDEX
The MSCI(R) Emerging Markets Index is a free float-adjusted market capitalization index designed to measure equity market performancE in the global emerging markets. The index is calculated on a total return basis with gross dividends reinvested.


REIT (REAL ESTATE INVESTMENT TRUST)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

RUSSELL 1000(R) GROWTH INDEX
A market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

RUSSELL 1000(R) VALUE INDEX
A market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index performance does not reflect sales charges.

RUSSELL 2000(R) INDEX
The Russell 2000(R) Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. S&P 500(R) INDEX The S&P 500(R) Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

S&P 500(R) INDEX
The S&P 500(R) Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH THE ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

PHOENIX GROWTH & INCOME FUND


DISCLOSURE OF FUND'S EXPENSES (UNAUDITED)
(FOR THE SIX-MONTH PERIOD OF MARCH 1, 2007 TO AUGUST 31, 2007)
     We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Growth & Income Fund, the Fund in the Phoenix Equity Series Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares, if applicable; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following table illustrates your Fund's costs in two ways.

ACTUAL EXPENSES
     The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled OExpenses Paid During PeriodO to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
     The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

EXPENSE TABLE
--------------------------------------------------------------------------------
                        Beginning         Ending                     Expenses
                         Account         Account       Annualized      Paid
                          Value           Value          Expense      During
                      March 1, 2007   August 31, 2007     Ratio       Period*
--------------------------------------------------------------------------------
PHOENIX GROWTH & INCOME FUND
--------------------------------------------------------------------------------
ACTUAL
Class A ............    $1,000.00        $1,047.30         1.26%      $ 6.50
Class B ............     1,000.00         1,044.00         2.01        10.36
Class C ............     1,000.00         1,044.00         2.01        10.36

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A ............     1,000.00         1,018.77         1.26         6.43
Class B ............     1,000.00         1,014.95         2.01        10.26
Class C ............     1,000.00         1,014.95         2.01        10.26

*EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Growth & Income Fund


A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGEMENT TEAM LED BY STEVEN L. COLTON


For the Fund's fiscal year ended August 31, 2007,

     o    Class A shares returned 14.43%;
     o    Class B shares returned 13.64%;
     o    Class C shares returned 13.64%;
     o    the S&P 500(R) Index, a broad-based equity index, returned 15.13%.

ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

HOW DID THE EQUITY MARKETS PERFORM DURING THE FUND'S FISCAL YEAR?

Equity markets in the United States posted positive returns for the 12-month period ended August 31, 2007:

     o The Fund's benchmark, the Standard & Poor's 500(R) Index, which is representative of the performance of large capitalizatioN stocks, returned 15.13%.

     o Small capitalization stocks, represented by the Russell 2000(R) Index, returned 11.36%.

     o In terms of style indexes, growth stocks returned more than their value counterparts for the fiscal year: The Russell 1000(R) Growth Index returned 17.70%, while the Russell 1000(R) Value Index advanced 12.85%.

International stock markets turned in stellar results for the 12-month period:

     o The broad-based MSCI (R) EAFE(R) Index posted a double-digit gain of 19.20%.

     o Emerging stock markets, as measured by the MSCI(R) Emerging Markets Index, were up 44.04%.

     o The outperformance of foreign stocks was of little benefit to the Fund, however, due to its focus on domestically traded stocks with the largest market capitalizations.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

     o Class A Share performance for the year lagged the benchmark by 70 basis points, or 0.70%.

     o The Fund benefited the most from sector positioning in consumer discretionary, consumer staples and telecommunications services.

     o The Fund's sector positioning in information technology, energy and financials had an adverse impact on the Fund's performance relative to its benchmark.

     o The top individual stock contributors were Exxon Mobil, International Business Machines, Cisco Systems, AT&T and Hewlett-Packard.

     o The bottom five contributors were Motorola, Tyco International, Pfizer, Forest Laboratories and US Airways Group. ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS

AND EXCLUDE THE EFFECT OF SALES CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

                                                                  SEPTEMBER 2007


THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

FOR DEFINITIONS OF THE INDEXES CITED AND CERTAIN INVESTMENT TERMS USED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 2.

Phoenix Growth & Income Fund

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS(1)                           PERIODS ENDING 8/31/07
--------------------------------------------------------------------------------

                                                           INCEPTION   INCEPTION
                                   1 YEAR      5 YEARS    TO 8/31/07      DATE
                                  ---------    --------   ----------    --------
Class A Shares at NAV (2)           14.43%      11.43%       6.78%      9/25/97
Class A Shares at POP (3,4)          7.85       10.12        6.14       9/25/97
Class B Shares at NAV (2)           13.64       10.61        5.98       9/25/97
Class B Shares with CDSC (4)         9.64       10.61        5.98       9/25/97
Class C Shares at NAV (2)           13.64       10.61        5.98       9/25/97
Class C Shares with CDSC(4)         13.64       10.61        5.98       9/25/97
S&P 500(R) Index                    15.13       12.00        6.27       9/25/97


ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.
(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4) CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR B SHARES DECLINE FROM 5% TO 0% OVER A FIVE YEAR PERIOD. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.


--------------------------------------------------------------------------------
GROWTH OF $10,000                                           PERIODS ENDEING 8/31
--------------------------------------------------------------------------------

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 9/25/97 (inception of the Fund) in Class A, Class B and Class C shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return for Class B shares reflects the CDSC charges which decline from 5% to 0% over a five year period. The total return for Class C shares reflects the CDSC charges which are 1% in the first year and 0% thereafter. Performance assumes dividends and capital gain distributions are reinvested.

[CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

           Phoenix Growth &    Phoenix Growth &  Phoenix Growth &
             Income Fund        Income Fund       Income Fund
               Class A            Class B          Class C         S&P 500 Index

9/25/97          9,425            10,000            10,000            10,000
8/31/98          9,933            10,459            10,467            10,283
8/31/99         13,978            14,612            14,609            14,384
8/31/00         16,330            16,949            16,956            16,741
8/31/01         12,890            13,270            13,278            12,658
8/30/02         10,525            10,760            10,757            10,380
8/29/03         11,494            11,661            11,669            11,635
8/31/04         12,843            12,932            12,929            12,967
8/31/05         14,494            14,491            14,488            14,594
8/31/06         15,802            15,676            15,672            15,890
8/31/07         18,082            17,813            17,810            18,295


For information regarding the index, see the glossary on page 2.

Phoenix Growth & Income Fund

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS                                                        8/31/07
--------------------------------------------------------------------------------


[CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

Financials                                     23%
Information Technology                         17
Energy                                         12
Industrials                                    12
Health Care                                    11
Consumer Discretionary                         10
Consumer Staples                                7
Other (includes short-term investments)         8



As a percentage of total investments


                            SCHEDULE OF INVESTMENTS
                                AUGUST 31, 2007


                                                        SHARES          VALUE
                                                       --------     ------------
DOMESTIC COMMON STOCKS--99.0%
AEROSPACE & DEFENSE--4.6%
Boeing Co. (The) ...........................            16,600       $ 1,605,220
General Dynamics Corp. .....................             8,000           628,480
Honeywell International, Inc. ..............            29,300         1,645,195
Lockheed Martin Corp. ......................            22,500         2,230,650
Northrop Grumman Corp. .....................            13,800         1,087,992
Raytheon Co. ...............................            15,600           956,904
United Technologies Corp. ..................            53,800         4,015,094
                                                                     -----------
                                                                      12,169,535
                                                                     -----------
AIR FREIGHT & LOGISTICS--0.2%
United Parcel Service, Inc. Class B ........             5,300           402,058

AIRLINES--0.2%
AMR Corp.(b) ...............................            18,400           450,984
Continental Airlines, Inc. Class B(b) ......             6,200           206,212
                                                                     -----------
                                                                         657,196
                                                                     -----------
APPAREL RETAIL--0.4%
Aeropostale, Inc.(b) .......................            11,600           240,120
Gap, Inc. (The) ............................            47,900           898,604
                                                                     -----------
                                                                       1,138,724
                                                                     -----------
APPAREL, ACCESSORIES & LUXURY GOODS--0.3%
VF Corp. ...................................             8,600           686,710

APPLICATION SOFTWARE--0.2%
Aspen Technology, Inc.(b) ..................            29,500           387,040
Intuit, Inc.(b) ............................             6,000           163,860
                                                                     -----------
                                                                         550,900
                                                                     -----------

                                                        SHARES          VALUE
                                                       --------     ------------
ASSET MANAGEMENT & CUSTODY BANKS--2.4%
Bank of New York Mellon Corp. (The) ........            37,854       $ 1,530,437
Federated Investors, Inc. Class B ..........            14,800           519,628
Franklin Resources, Inc. ...................             8,600         1,133,222
Northern Trust Corp. .......................            18,500         1,137,010
SEI Investments Co. ........................            21,800           553,066
State Street Corp. .........................            26,400         1,619,904
                                                                     -----------
                                                                       6,493,267
                                                                     -----------
AUTO PARTS & EQUIPMENT--0.3%
Lear Corp.(b) ..............................            29,900           873,977

AUTOMOBILE MANUFACTURERS--0.2%
General Motors Corp. .......................            17,800           547,172

BIOTECHNOLOGY--1.0%
Amgen, Inc.(b) .............................             6,800           340,748
Biogen Idec, Inc.(b) .......................            15,800         1,008,356
Cephalon, Inc.(b) ..........................             2,900           217,645
OSI Pharmaceuticals, Inc.(b) ...............            31,100         1,060,821
                                                                     -----------
                                                                       2,627,570
                                                                     -----------
BREWERS--0.3%
Anheuser-Busch Cos., Inc. ..................            16,500           815,100

BROADCASTING & CABLE TV--0.7%
CBS Corp. Class B ..........................            61,100         1,925,261

BUILDING PRODUCTS--0.3%
Masco Corp. ................................            27,500           715,550

COAL & CONSUMABLE FUELS--0.3%
Massey Energy Co. ..........................            31,900           661,925
USEC, Inc.(b) ..............................            12,700           170,053
                                                                     -----------
                                                                         831,978
                                                                     -----------



                       See Notes to Financial Statements

Phoenix Growth & Income Fund


                                                        SHARES          VALUE
                                                       --------     ------------
COMMERCIAL PRINTING--0.3%
Donnelley (R.R.) & Sons Co. ................            22,100       $   791,622

COMMUNICATIONS EQUIPMENT--2.2%
Cisco Systems, Inc.(b) .....................           177,400         5,662,608
InterDigital, Inc.(b) ......................             7,700           177,947
                                                                     -----------
                                                                       5,840,555
                                                                     -----------
COMPUTER & ELECTRONICS RETAIL--0.1%
RadioShack Corp. ...........................             6,600           156,882

COMPUTER HARDWARE--4.2%
Hewlett-Packard Co. ........................            91,000         4,490,850
International Business Machines Corp. ......            55,700         6,499,633
Sun Microsystems, Inc.(b) ..................            44,900           240,664
                                                                     -----------
                                                                      11,231,147
                                                                     -----------
COMPUTER STORAGE & PERIPHERALS--0.3%
Emulex Corp.(b) ............................            31,800           621,372
Lexmark International, Inc. Class A(b) .....             8,000           298,080
                                                                     -----------
                                                                         919,452
                                                                     -----------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.5%
AGCO Corp.(b) ..............................            12,400           535,680
Cummins, Inc. ..............................             2,000           236,840
Toro Co. (The) .............................            11,200           662,480
                                                                     -----------
                                                                       1,435,000
                                                                     -----------
CONSUMER FINANCE--0.1%
AmeriCredit Corp.(b) .......................            12,800           221,568

DATA PROCESSING & OUTSOURCED SERVICES--1.6%
Automatic Data Processing, Inc. ............            26,300         1,202,962
Broadridge Financial Solutions LLC .........            20,500           372,485
Computer Sciences Corp.(b) .................            14,100           788,895
Electronic Data Systems Corp. ..............            40,500           927,045
Fiserv, Inc.(b) ............................            23,000         1,069,960
                                                                     -----------
                                                                       4,361,347
                                                                     -----------
DEPARTMENT STORES--0.6%
Penney (J.C.) Co., Inc. ....................            22,800         1,567,728

DIVERSIFIED BANKS--2.6%
Comerica, Inc. .............................            10,400           580,112
Wachovia Corp. .............................            59,100         2,894,718
Wells Fargo & Co. ..........................            96,800         3,537,072
                                                                     -----------
                                                                       7,011,902
                                                                     -----------
DIVERSIFIED CHEMICALS--0.4%
Dow Chemical Co. (The) .....................            22,300           950,649

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.3%
Dun & Bradstreet Corp. .....................             7,800           760,890


                                                        SHARES          VALUE
                                                       --------     ------------
ELECTRICAL COMPONENTS & EQUIPMENT--1.0%
Emerson Electric Co. .......................            48,300       $ 2,377,809
GrafTech International Ltd.(b) .............            10,500           176,295
                                                                     -----------
                                                                       2,554,104
                                                                     -----------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.5%
Agilent Technologies, Inc.(b) ..............            31,600         1,150,240
Vishay Intertechnology, Inc.(b) ............            20,600           272,538
                                                                     -----------
                                                                       1,422,778
                                                                     -----------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.1%
Terra Industries, Inc.(b) ..................             9,300           241,521

FOOD RETAIL--0.3%
Kroger Co. (The) ...........................            30,600           813,348

FOOTWEAR--0.5%
Nike, Inc. Class B .........................            25,500         1,436,670

GAS UTILITIES--0.3%
WGL Holdings, Inc. .........................            20,400           670,956

GENERAL MERCHANDISE STORES--0.4%
Big Lots, Inc.(b) ..........................            18,700           556,699
Family Dollar Stores, Inc. .................            17,900           524,112
                                                                     -----------
                                                                       1,080,811
                                                                     -----------
HEALTH CARE DISTRIBUTORS--1.2%
Cardinal Health, Inc. ......................            25,800         1,764,204
McKesson Corp. .............................            27,300         1,561,833
                                                                     -----------
                                                                       3,326,037
                                                                     -----------
HEALTH CARE EQUIPMENT--0.5%
Baxter International, Inc. .................            26,500         1,451,140

HEALTH CARE SERVICES--0.2%
Medco Health Solutions, Inc.(b) ............             7,800           666,510

HOME IMPROVEMENT RETAIL--0.8%
Sherwin-Williams Co. (The) .................            29,700         2,049,597

HOUSEHOLD APPLIANCES--0.4%
Stanley Works (The) ........................             9,400           533,356
Whirlpool Corp. ............................             4,800           462,768
                                                                     -----------
                                                                         996,124
                                                                     -----------
HOUSEHOLD PRODUCTS--1.3%
Clorox Co. (The) ...........................            24,700         1,477,060
Kimberly-Clark Corp. .......................            18,600         1,277,634
Procter & Gamble Co. (The) .................            12,400           809,844
                                                                     -----------
                                                                       3,564,538
                                                                     -----------
HOUSEWARES & SPECIALTIES--0.4%
Newell Rubbermaid, Inc. ....................            39,500         1,018,705
                                                                     -----------


                       See Notes to Financial Statements

Phoenix Growth & Income Fund


                                                        SHARES          VALUE
                                                       --------     ------------
HYPERMARKETS & SUPER CENTERS--0.9%
Wal-Mart Stores, Inc. ......................            58,100       $ 2,534,903

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.5%
Constellation Energy Group, Inc. ...........            16,800         1,393,392

INDUSTRIAL CONGLOMERATES--2.7%
3M Co. .....................................             6,400           582,336
General Electric Co. .......................           113,300         4,403,971
Tyco International Ltd. ....................            48,425         2,138,448
                                                                     -----------
                                                                       7,124,755
                                                                     -----------
INDUSTRIAL MACHINERY--1.5%
Dover Corp. ................................             6,700           330,980
Eaton Corp. ................................            23,100         2,176,482
Gardner Denver, Inc.(b) ....................             8,500           339,235
Parker-Hannifin Corp. ......................            10,400         1,117,688
                                                                     -----------
                                                                       3,964,385
                                                                     -----------
INSURANCE BROKERS--0.2%
AON Corp. ..................................            11,400           493,848

INTEGRATED OIL & GAS--8.9%
Chevron Corp. ..............................            42,000         3,685,920
ConocoPhillips .............................            14,600         1,195,594
Exxon Mobil Corp. ..........................           153,700        13,176,701
Marathon Oil Corp. .........................            15,300           824,517
Occidental Petroleum Corp. .................            86,000         4,875,340
                                                                     -----------
                                                                      23,758,072
                                                                     -----------
INTEGRATED TELECOMMUNICATION SERVICES--3.4%
AT&T, Inc. .................................           163,035         6,500,205
Qwest Communications International, Inc.(b)            127,000         1,136,650
Verizon Communications, Inc. ...............            36,300         1,520,244
                                                                     -----------
                                                                       9,157,099
                                                                     -----------
INTERNET RETAIL--0.3%
Expedia, Inc.(b) ...........................            13,300           397,005
IAC/InterActiveCorp.(b) ....................            17,300           480,767
                                                                     -----------
                                                                         877,772
                                                                     -----------
INTERNET SOFTWARE & SERVICES--0.5%
eBay, Inc.(b) ..............................            36,200         1,234,420

INVESTMENT BANKING & BROKERAGE--1.6%
Merrill Lynch & Co., Inc. ..................            40,700         2,999,590
Morgan Stanley .............................            16,600         1,035,342
TD Ameritrade Holding Corp.(b) .............            16,100           292,215
                                                                     -----------
                                                                       4,327,147
                                                                     -----------
LEISURE PRODUCTS--0.2%
Hasbro, Inc. ...............................             8,800           248,248
Mattel, Inc. ...............................            13,600           294,168
                                                                     -----------
                                                                         542,416
                                                                     -----------


                                                        SHARES          VALUE
                                                       --------     ------------
LIFE & HEALTH INSURANCE--3.9%
AFLAC, Inc. ................................            20,800       $ 1,108,848
Lincoln National Corp. .....................            26,500         1,613,320
MetLife, Inc. ..............................            58,000         3,714,900
Principal Financial Group, Inc. (The) ......            22,800         1,265,172
Prudential Financial, Inc. .................            26,700         2,397,126
StanCorp Financial Group, Inc. .............             4,300           202,530
Unum Group .................................             8,400           205,548
                                                                     -----------
                                                                      10,507,444
                                                                     -----------
LIFE SCIENCES TOOLS & SERVICES--0.2%
Invitrogen Corp.(b) ........................             6,300           490,770

MANAGED HEALTH CARE--2.7%
Aetna, Inc. ................................            32,000         1,629,120
CIGNA Corp. ................................            21,600         1,116,288
Coventry Health Care, Inc.(b) ..............             4,700           269,639
UnitedHealth Group, Inc. ...................            51,500         2,575,515
WellPoint, Inc.(b) .........................            20,800         1,676,272
                                                                     -----------
                                                                       7,266,834
                                                                     -----------
MORTGAGE REITS--0.1%
Annaly Mortgage Management, Inc. ...........            14,500           204,305

MOTORCYCLE MANUFACTURERS--0.1%
Harley-Davidson, Inc. ......................             5,100           274,329

MOVIES & ENTERTAINMENT--2.7%
Time Warner, Inc. ..........................           132,400         2,512,952
Viacom, Inc. Class B(b) ....................            42,300         1,669,158
Walt Disney Co. (The) ......................            90,400         3,037,440
                                                                     -----------
                                                                       7,219,550
                                                                     -----------
MULTI-LINE INSURANCE--1.4%
American International Group, Inc. .........            52,300         3,451,800
Hartford Financial Services Group, Inc. (The)            3,400           302,294
                                                                     -----------
                                                                       3,754,094
                                                                     -----------
MULTI-UTILITIES--0.7%
Public Service Enterprise Group, Inc. ......            23,500         1,997,265

OFFICE ELECTRONICS--0.2%
Xerox Corp.(b) .............................            29,900           512,187

OFFICE REITS--0.5%
Brandywine Realty Trust ....................            48,100         1,240,018

OIL & GAS DRILLING--0.1%
ENSCO International, Inc. ..................             5,200           281,944

OIL & GAS EQUIPMENT & SERVICES--2.1%
Dresser-Rand Group, Inc.(b) ................            11,700           431,379
Global Industries Ltd.(b) ..................            26,500           640,770
Halliburton Co. ............................            57,500         1,988,925
National Oilwell Varco, Inc.(b) ............            13,300         1,702,400




                       See Notes to Financial Statements
8

Phoenix Growth & Income Fund


                                                        SHARES          VALUE
                                                       --------     ------------
OIL & GAS EQUIPMENT & SERVICES--CONTINUED
Tidewater, Inc. ............................            12,200       $   798,490
                                                                     -----------
                                                                       5,561,964
                                                                     -----------
OIL & GAS EXPLORATION & PRODUCTION--0.1%
Noble Energy, Inc. .........................             2,900           174,203

OIL & GAS REFINING & MARKETING--0.6%
Holly Corp. ................................            13,800           919,770
Valero Energy Corp. ........................             9,000           616,590
                                                                     -----------
                                                                       1,536,360
                                                                     -----------
OTHER DIVERSIFIED FINANCIAL SERVICES--6.3%
Bank of America Corp. ......................           162,600         8,240,568
Citigroup, Inc. ............................            75,901         3,558,239
JPMorgan Chase & Co. .......................           115,400         5,137,608
                                                                     -----------
                                                                      16,936,415
                                                                     -----------
PACKAGED FOODS & MEATS--1.5%
Campbell Soup Co. ..........................            24,100           909,775
ConAgra Foods, Inc. ........................            36,700           943,557
General Mills, Inc. ........................            21,000         1,173,480
Heinz (H.J.) Co. ...........................            22,700         1,023,543
                                                                     -----------
                                                                       4,050,355
                                                                     -----------
PAPER PACKAGING--0.1%
Packaging Corporation of America ...........             8,500           221,425

PERSONAL PRODUCTS--0.2%
NBTY, Inc.(b) ..............................            13,200           484,440

PHARMACEUTICALS--5.4%
Endo Pharmaceuticals Holdings, Inc.(b) .....            14,300           455,884
Forest Laboratories, Inc.(b) ...............            22,900           861,727
Johnson & Johnson ..........................            90,000         5,561,100
Merck & Co., Inc. ..........................            32,100         1,610,457
Pfizer, Inc. ...............................           201,300         5,000,292
Sepracor, Inc.(b) ..........................            10,100           294,617
Wyeth ......................................            13,900           643,570
                                                                     -----------
                                                                      14,427,647
                                                                     -----------
PROPERTY & CASUALTY INSURANCE--2.5%
Allstate Corp. (The) .......................            55,200         3,022,200
Chubb Corp. (The) ..........................             9,800           501,074
Cincinnati Financial Corp. .................             9,400           396,116
Philadelphia Consolidated Holding Co.(b) ...             5,300           212,106
Travelers Cos., Inc. (The) .................            48,100         2,430,974
                                                                     -----------
                                                                       6,562,470
                                                                     -----------
RAILROADS--0.2%
Norfolk Southern Corp. .....................            12,000           614,520

REGIONAL BANKS--0.7%
Bank of Hawaii Corp. .......................             8,900           457,549


                                                        SHARES          VALUE
                                                       --------     ------------
REGIONAL BANKS--CONTINUED
KeyCorp ....................................            21,300       $   709,290
SunTrust Banks, Inc. .......................             4,700           370,125
Synovus Financial Corp. ....................            10,500           290,010
                                                                     -----------
                                                                       1,826,974
                                                                     -----------
RESTAURANTS--1.6%
McDonald's Corp. ...........................            62,500         3,078,125
Yum! Brands, Inc. ..........................            40,400         1,321,888
                                                                     -----------
                                                                       4,400,013
                                                                     -----------
SEMICONDUCTOR EQUIPMENT--0.9%
Applied Materials, Inc. ....................            35,600           760,416
KLA-Tencor Corp. ...........................             2,300           132,181
Lam Research Corp.(b) ......................             7,800           418,314
MEMC Electronic Materials, Inc.(b) .........             5,900           362,378
Novellus Systems, Inc.(b) ..................            22,600           618,562
                                                                     -----------
                                                                       2,291,851
                                                                     -----------
SEMICONDUCTORS--2.3%
Amkor Technology, Inc.(b) ..................            26,800           308,736
Atmel Corp.(b) .............................            42,800           226,840
Integrated Device Technology, Inc.(b) ......            37,700           589,628
Intel Corp. ................................            61,800         1,591,350
International Rectifier Corp.(b) ...........             7,500           258,075
NVIDIA Corp.(b) ............................            19,900         1,018,084
ON Semiconductor Corp.(b) ..................            28,600           335,192
Texas Instruments, Inc. ....................            51,500         1,763,360
                                                                     -----------
                                                                       6,091,265
                                                                     -----------
SOFT DRINKS--1.2%
Coca-Cola Co. (The) ........................            38,800         2,086,664
Pepsi Bottling Group, Inc. (The) ...........            33,800         1,169,142
                                                                     -----------
                                                                       3,255,806
                                                                     -----------
SPECIALIZED REITS--0.2%
FelCor Lodging Trust, Inc. .................            25,400           557,276

SPECIALTY CHEMICALS--0.2%
Albemarle Corp. ............................             4,800           194,256
Fuller (H.B.) Co. ..........................            13,800           371,358
                                                                     -----------
                                                                         565,614
                                                                     -----------
STEEL--0.8%
AK Steel Holding Corp.(b) ..................            19,100           764,000
Chaparral Steel Co. ........................             5,500           470,250
Nucor Corp. ................................            10,600           560,740
United States Steel Corp. ..................             2,900           273,992
                                                                     -----------
                                                                       2,068,982
                                                                     -----------
SYSTEMS SOFTWARE--4.5%
BMC Software, Inc.(b) ......................            15,200           465,424
McAfee, Inc.(b) ............................             6,700           239,525



                       See Notes to Financial Statements
                                                                               9

Phoenix Growth & Income Fund



                                                        SHARES       VALUE
                                                       --------   ------------
SYSTEMS SOFTWARE--CONTINUED
Microsoft Corp. ............................           253,500    $ 7,283,055
Oracle Corp.(b) ............................           131,900      2,674,932
Symantec Corp.(b) ..........................            68,300      1,284,723
                                                                  -----------
                                                                   11,947,659
                                                                  -----------
TECHNOLOGY DISTRIBUTORS--0.1%
Arrow Electronics, Inc.(b) .................             4,100        172,036

TOBACCO--1.0%
Altria Group, Inc. .........................             7,800        541,398
Loews Corp. - Carolina Group ...............            24,900      1,895,388
Universal Corp. ............................             5,400        265,302
                                                                  -----------
                                                                    2,702,088
                                                                  -----------
TRUCKING--0.2%
Avis Budget Group, Inc.(b) .................            18,100        420,101

WIRELESS TELECOMMUNICATION SERVICES--0.5%
Sprint Nextel Corp. ........................            71,100      1,345,212
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $192,191,194) .............                      264,348,204
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--0.2%

PROPERTY & CASUALTY INSURANCE--0.2%
XL Capital Ltd. Class A (United States) ....             6,600        502,920
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $514,403) .................                          502,920
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.2%
(IDENTIFIED COST $192,705,597) .............                      264,851,124
-----------------------------------------------------------------------------


                                                      PAR VALUE
                                                        (000)         VALUE
                                                     -----------  ------------
SHORT-TERM INVESTMENTS--0.9%
COMMERCIAL PAPER(d)--0.9%
Govco, Inc. 5.50%, 9/4/07 ..................       $     2,470   $  2,468,868
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,468,868) ...............                        2,468,868
-----------------------------------------------------------------------------
TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $195,174,465) .............                      267,319,992(a)

Other assets and liabilities, net--(0.1)% ..                         (255,617)
                                                                 ------------
NET ASSETS--100.0%  .......................                      $267,064,375
                                                                 ============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $75,244,792 and gross depreciation of $4,438,790 for federal income tax purposes. At August 31, 2007, the aggregate cost of securities for federal income tax purposes was $196,513,990.
(b)  Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2F, "Foreign security country determination" in the Notes to Financial Statements.
(d)  The rate shown is the discount rate.


                       See Notes to Financial Statements

Phoenix Growth & Income Fund


                      STATEMENT OF ASSETS AND LIABILITIES
                                AUGUST 31, 2007

ASSETS
Investment securities at value,
  (Identified cost $195,174,465)                                  $ 267,319,992
Cash                                                                      2,855
Receivables
  Dividends                                                             515,567
  Fund shares sold                                                       48,920
Prepaid expenses                                                         15,283
Other assets                                                             51,949
                                                                  -------------
Total assets                                                        267,954,566
                                                                  -------------
LIABILITIES
Payables
  Fund shares repurchased                                               419,538
  Investment advisory fee                                               138,803
  Distribution and service fees                                         106,278
  Transfer agent fee                                                     82,293
  Trustee deferred compensation plan                                     51,949
  Administration fee                                                     19,509
  Trustees' fee                                                             422
  Other accrued expenses                                                 71,399
                                                                  -------------
  Total liabilities                                                     890,191
                                                                  -------------
NET ASSETS                                                        $ 267,064,375
                                                                  =============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $ 236,186,850
Undistributed net investment income                                     527,517
Accumulated net realized loss                                       (41,795,519)
Net unrealized appreciation                                          72,145,527
                                                                  -------------
NET ASSETS                                                        $ 267,064,375
                                                                  =============
CLASS A
Net asset value per share (net assets/shares outstanding)                $18.08
Maximum offering price per share $18.08/(1-5.75%)                        $19.18
Shares of beneficial interest outstanding, no par value,
  unlimited authorization                                            10,422,611
Net Assets                                                        $ 188,479,042

CLASS B
Net asset value (net assets/shares outstanding) and
  offering price per share                                               $17.31
Shares of beneficial interest outstanding, no par value,
  unlimited authorization                                             1,429,124
Net Assets                                                        $  24,731,293

CLASS C
Net asset value (net assets/shares outstanding) and
  offering price per share                                               $17.31
Shares of beneficial interest outstanding, no par value,
  unlimited authorization                                             3,111,337
Net Assets                                                        $  53,854,040



                            STATEMENT OF OPERATIONS
                           YEAR ENDED AUGUST 31, 2007


INVESTMENT INCOME
Dividends                                                         $   4,956,860
Interest                                                                144,135
                                                                  -------------
     Total investment income                                          5,100,995
                                                                  -------------
EXPENSES
Investment advisory fee                                               2,040,121
Service fees, Class A                                                   451,707
Distribution and service fees, Class B                                  340,859
Distribution and service fees, Class C                                  572,473
Administration fee                                                      218,478
Transfer agent                                                          575,767
Printing                                                                137,694
Custodian                                                                57,142
Registration                                                             45,983
Professional                                                             39,529
Trustees                                                                 24,643
Miscellaneous                                                            36,779
                                                                  -------------
     Total expenses                                                   4,541,175
Less expenses reimbursed by investment adviser                         (381,199)
Custodian fees paid indirectly                                             (564)
                                                                  -------------
     Net expenses                                                     4,159,412
                                                                  -------------
NET INVESTMENT INCOME (LOSS)                                            941,583
                                                                  -------------
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS

Net realized gain (loss) on investments                              28,032,499
Net change in unrealized appreciation (depreciation)
  on investments                                                      7,071,825
                                                                  -------------
NET GAIN (LOSS) ON INVESTMENTS                                       35,104,324
                                                                  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                                 $  36,045,907
                                                                  =============

                       See Notes to Financial Statements

Phoenix Growth & Income Fund


                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                 Year Ended        Year Ended
                                                                               August 31, 2007   August 31, 2006
                                                                              -----------------  ----------------
FROM OPERATIONS
  Net investment income (loss)                                                  $     941,583    $    1,599,341
  Net realized gain (loss)                                                         28,032,499        21,340,664
  Net change in unrealized appreciation (depreciation)                              7,071,825           972,311
                                                                                -------------    --------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                      36,045,907        23,912,316
                                                                                -------------    --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A                                                   (1,812,407)      (1,229,140)
  Net investment income, Class B                                                      (69,394)         (92,813)
  Net investment income, Class C                                                     (105,214)        (108,035)
                                                                                -------------    --------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                        (1,987,015)       (1,429,988)
                                                                                -------------    --------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from shares sold (1,909,409 and 1,273,011 shares, respectively)         33,944,348        19,409,167
  Net asset value of shares issued from reinvestment of distributions
    (94,538 and 73,125 shares, respectively)                                        1,667,857         1,106,388
  Cost of shares repurchased (2,123,654 and 2,919,120 shares, respectively)       (37,243,306)      (44,627,936)
                                                                                -------------    --------------
Total                                                                              (1,631,101)      (24,112,381)
                                                                                -------------    --------------
CLASS B
  Proceeds from shares sold (114,786 and 165,459 shares, respectively)              1,934,862         2,407,711
  Net asset value of shares issued from reinvestment of distributions
     (3,819 and 5,393 shares, respectively)                                            63,740            78,419
  Cost of shares repurchased (1,433,141 and 1,594,745 shares, respectively)       (23,995,169)      (23,427,956)
                                                                                -------------    --------------
Total                                                                             (21,996,567)      (20,941,826)
                                                                                -------------    --------------
CLASS C
  Proceeds from shares sold (82,844 and 96,070 shares, respectively)                1,394,534         1,398,325
  Net asset value of shares issued from reinvestment of distributions
     (5,785 and 6,071 shares, respectively)                                            96,615            88,339
  Cost of shares repurchased (734,698 and 1,187,727 shares, respectively)         (12,275,609)      (17,355,060)
                                                                                -------------    --------------
Total                                                                             (10,784,460)      (15,868,396)
                                                                                -------------    --------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                       (34,412,128)      (60,922,603)
                                                                                -------------    --------------
  NET INCREASE (DECREASE) IN NET ASSETS                                              (353,236)      (38,440,275)

NET ASSETS
  Beginning of period                                                             267,417,611       305,857,886
                                                                                -------------    --------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
    $527,517 AND $1,572,949, RESPECTIVELY)                                      $ 267,064,375    $  267,417,611
                                                                                =============    ==============


                       See Notes to Financial Statements
12

Phoenix Growth & Income Fund


                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                            CLASS A
                                                  -----------------------------------------------------------
                                                                     YEAR ENDED AUGUST 31
                                                  -----------------------------------------------------------
                                                      2007        2006        2005        2004        2003
Net asset value, beginning of period                 $15.96      $14.74      $13.15     $11.86      $10.86
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) (1)                     0.10        0.13        0.12       0.09        0.09
  Net realized and unrealized gain (loss)              2.20        1.19        1.57       1.30        0.91
                                                     ------      ------      ------     ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                  2.30        1.32        1.69       1.39        1.00
                                                     ------      ------      ------     ------      ------
LESS DISTRIBUTIONS
  Dividends from net investment income                (0.18)      (0.10)      (0.10)     (0.10)         --
                                                     ------      ------      ------     ------      ------
     TOTAL DISTRIBUTIONS                              (0.18)      (0.10)      (0.10)     (0.10)         --
                                                     ------      ------      ------     ------      ------
Change in net asset value                              2.12        1.22        1.59       1.29        1.00
                                                     ------      ------      ------     ------      ------
NET ASSET VALUE, END OF PERIOD                       $18.08      $15.96      $14.74     $13.15      $11.86
                                                     ======      ======      ======     ======      ======
Total return(2)                                       14.43%       9.02%      12.85%     11.74%       9.21%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)            $188,479    $168,209    $178,557   $201,330    $131,169

RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses                               1.28%       1.25%       1.25%      1.25%       1.25%
  Gross operating expenses                             1.42%       1.39%       1.40%      1.38%       1.45%
  Net investment income (loss)                         0.60%       0.86%       0.84%      0.68%       0.82%
Portfolio turnover                                       37%         33%         41%        53%         59%


                                                                            CLASS B
                                                  -----------------------------------------------------------
                                                                     YEAR ENDED AUGUST 31
                                                  -----------------------------------------------------------
                                                      2007        2006        2005        2004        2003
Net asset value, beginning of period                 $15.26      $14.13      $12.61     $11.38      $10.50
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) (1)                    (0.02)       0.01        0.01      (0.01)       0.01
  Net realized and unrealized gain (loss)              2.10        1.14        1.51       1.25        0.87
                                                     ------      ------      ------     ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                  2.08        1.15        1.52       1.24        0.88
                                                     ------      ------      ------     ------      ------
LESS DISTRIBUTIONS
  Dividends from net investment income                (0.03)      (0.02)         --      (0.01)         --
                                                     ------      ------      ------     ------      ------
     TOTAL DISTRIBUTIONS                              (0.03)      (0.02)         --      (0.01)         --
                                                     ------      ------      ------     ------      ------
Change in net asset value                              2.05        1.13        1.52       1.23        0.88
                                                     ------      ------      ------     ------      ------
NET ASSET VALUE, END OF PERIOD                       $17.31      $15.26      $14.13     $12.61      $11.38
                                                     ======      ======      ======     ======      ======
Total return(2)                                       13.64 %      8.18%      12.05%     10.90 %      8.38%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)             $24,731     $41,863     $58,869    $68,637     $72,051

RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses                               2.03 %      2.00%       2.00%      2.00 %      2.00%
  Gross operating expenses                             2.17 %      2.14%       2.15%      2.14 %      2.20%
  Net investment income (loss)                        (0.14)%      0.09%       0.10%     (0.07)%      0.08%
Portfolio turnover                                       37 %        33%         41%        53 %        59%


(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in total return calculation.



                       See Notes to Financial Statements

Phoenix Growth & Income Fund


                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                            CLASS C
                                                  -----------------------------------------------------------
                                                                     YEAR ENDED AUGUST 31
                                                  -----------------------------------------------------------
                                                      2007        2006        2005        2004        2003
Net asset value, beginning of period                 $15.26      $14.13      $12.62     $11.38      $10.50
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(1)                     (0.03)       0.01        0.01      (0.01)       0.01
  Net realized and unrealized gain (loss)              2.11        1.14        1.50       1.26        0.87
                                                     ------      ------      ------     ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                  2.08        1.15        1.51       1.25        0.88
                                                     ------      ------      ------     ------      ------
LESS DISTRIBUTIONS
  Dividends from net investment income                (0.03)      (0.02)         --      (0.01)         --
                                                     ------      ------      ------     ------      ------
     TOTAL DISTRIBUTIONS                              (0.03)      (0.02)         --      (0.01)         --
                                                     ------      ------      ------     ------      ------
Change in net asset value                              2.05        1.13        1.51       1.24        0.88
                                                     ------      ------      ------     ------      ------
NET ASSET VALUE, END OF PERIOD                       $17.31      $15.26      $14.13     $12.62      $11.38
                                                     ======      ======      ======     ======      ======
Total return(2)                                       13.64 %      8.18%      12.05%     10.80 %      8.48%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)             $53,854     $57,345     $68,432    $78,570     $52,466

RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses                               2.03 %      2.00%       2.00%      2.00 %      2.00%
  Gross operating expenses                             2.17 %      2.14%       2.15%      2.13 %      2.20%
  Net investment income (loss)                        (0.15)%      0.10%       0.10%     (0.07)%      0.08%
Portfolio turnover                                       37 %       33%          41%        53 %        59%



(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in total return calculation.


                       See Notes to Financial Statements
14

PHOENIX EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2007


1. ORGANIZATION
     Phoenix Equity Series Fund (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

     Currently, one Fund, the Phoenix Growth & Income Fund (the "Fund"), is offered for sale. The Fund seeks dividend growth, current income, and capital appreciation.

     The Fund offers the following classes of shares for sale:

              Class A        Class B        Class C
           --------------  ------------   ------------
                  X              X              X

     Class A shares are sold with a front-end sales charge of up to 5.75%. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 1% contingent deferred sales charge may be imposed on certain redemptions within one year on purchases on which a finder's fee has been paid. Class B shares are sold with a contingent deferred sales charge, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.

     Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and other expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:

     Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

     Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

     As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

     Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

     Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

     In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

B. SECURITY TRANSACTIONS AND RELATED INCOME:
     Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:
     It is the policy of the Fund to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

     The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based on current interpretations of the tax rules and regulations that exist in the markets in which it invests.

PHOENIX EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2007 (CONTINUED)

     In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective for the Fund's fiscal year beginning September 1, 2007. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. The evaluation by Management of the impact that may result from adopting FIN 48 is in progress.

D. DISTRIBUTIONS TO SHAREHOLDERS:
     Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. FOREIGN CURRENCY TRANSLATION:
     Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from either changes in exchange rates or in the market prices of securities.

F. FOREIGN SECURITY COUNTRY DETERMINATION:
     A combination of the following criteria is used to assign the countries of risk listed in the schedule of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

G. REIT INVESTMENTS:
     Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
     As compensation for its services to the Fund, the Adviser, Phoenix Investment Counsel, Inc. ("PIC") (the "Adviser"), an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX") is entitled to a fee based upon the following rates as a percentage of the average daily net assets of the
Fund:

         First $1 Billion          $1-2 Billion        $2+ Billion
        -------------------       --------------      --------------
               0.75%                  0.70%                0.65%

     The Adviser has contractually agreed to limit total fund operating expenses (excluding interest, taxes, and extraordinary expenses) through December 31, 2007, so that such expenses do not exceed the following percentages of the average annual net asset values for the Fund:

            Class A                   Class B              Class C
        -------------------       --------------      --------------
               1.25%                  2.00%                2.00%

     Effective August 23, 2007, the Adviser may recapture operating expenses waived or reimbursed under this arrangement, within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. The Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with applicable expense limitations. All or a portion of the reimbursed expenses in the amount of $7,033 may be recaptured by the fiscal year ended 2010.

     As distributor of the Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Fund that it retained net selling commissions of $10,365 for Class A shares and deferred sales charges of $40,336 for Class B shares and $3,407 for Class C shares for the fiscal year (the "period") ended August 31, 2007.

     In addition, the Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of each respective Class.

PHOENIX EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2007 (CONTINUED)


     Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

     PEPCO serves as the Administrator to the Trust. For its services, which includes financial agent services, PEPCO receives an administration fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion and 0.07% over $15 billion of the average net assets across all non-money market funds in the Phoenix Funds and The Phoenix Edge Series Fund. For the period ended August 31, 2007, the Trust incurred administration fees totaling $218,478.

    PEPCO serves as the Trust's transfer agent with Boston Financial Data Services, Inc. serving as sub transfer agent. For the year ended August 31, 2007, transfer agent fees were $575,767 as reported in the Statement of Operations.

     At August 31, 2007, PNX and its affiliates and Phoenix affiliated funds held shares which aggregated the following:

                                                 Aggregate
                                                 Net Asset
                   Shares                          Value
                --------------                ----------------
Class A           1,203,349                      $21,756,550

     Until March 1, 2007, the Trust provided a deferred compensation plan to its trustees who were not officers of PNX. Under the deferred compensation plan, trustees were able to elect to defer all or a portion of their compensation. Amounts deferred were retained by the Fund, and to the extent permitted by the 1940 Act, as amended, could have been invested in the shares of those funds selected by the trustees. Investments in such funds are included in "Other assets" on the Statement of Assets and Liabilities at August 31, 2007.

4. PURCHASES AND SALES OF SECURITIES

     Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended August 31, 2007 were as follows:

                 Purchases            Sales
              --------------     ----------------
               $95,994,305         $129,769,571

     There were no purchases or sales of long-term U.S. Government and agency securities for the period ended August 31, 2007.

5. CREDIT RISK AND ASSET CONCENTRATIONS
     In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

     The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

6. REGULATORY EXAMS
     Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. During 2004 and 2005, the Boston District Office of the Securities and Exchange Commission ("SEC") conducted an examination of the Company's investment company and investment adviser affiliates. Following the examination, the staff of the SEC Boston District Office issued a deficiency letter noting perceived weaknesses in procedures for monitoring trading to prevent market timing activity prior to 2004. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. In 2005, based on the third party analysis the Company notified the staff at the SEC Boston District Office, reimbursements were not appropriate under the circumstances.

     In February 2005, the NASD notified PNX that it was asserting violations of trade reporting rules by a subsidiary. PNX responded to the NASD allegations in May 2005. Thereafter, in January 2007, the NASD notified PNX that the matter is being referred for potential violations and possible action. On May 3, 2007, the NASD accepted a letter of acceptance, waiver and consent submitted by the PXP subsidiary to resolve this matter. Without admitting or denying the NASD's findings, in accordance with the terms of the letter the PXP subsidiary agreed to a censure, to pay a fine of $8,000 and to revise its supervisory procedures.

PHOENIX EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2007 (CONTINUED)



     The Company does not believe that the outcome of these matters will be material to these financial statements.


7. INDEMNIFICATIONS
     Under the Fund's organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these arrangements.

8. FEDERAL INCOME TAX INFORMATION

     The Fund has the following capital loss carryovers which may be used to offset future capital gains:

                                    Expiration Year
         -----------------------------------------------------------------------
            2009          2010            2011           2012           TOTAL
         ----------    -----------     -----------    ----------    ------------
         $5,932,965    $10,131,047     $21,438,761    $2,953,221    $40,455,994

     The Fund may not realize the benefit of these losses to the extent the Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

     For the period ended August 31, 2007, the Fund utilized losses of $27,807,268 deferred in prior years against current year capital gains.

     The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed in the Schedule of Investments) consist of undistributed ordinary income of $534,012 and undistributed long-term capital gains of $0.

     The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.

9. SUBSEQUENT EVENT
     The Board of Trustees of Phoenix Asset Trust ("Asset Trust") approved the reorganization of Phoenix Rising Dividends Fund into Phoenix Growth and Income Fund, a series of Phoenix Equity Series Fund. The reorganization should take place on or about November 16, 2007.


--------------------------------------------------------------------------------
                       TAX INFORMATION NOTICE (UNAUDITED)

     For the fiscal year ended August 31, 2007, for federal income tax purposes, 100% of the ordinary income dividends earned by the Fund qualify for the dividends received deduction for corporate shareholders.

     For the fiscal year ended August 31, 2007, the Fund hereby designates 100%, or the maximum amount allowable, of its ordinary income dividends to qualify for the lower tax rates applicable to individual shareholders. The actual percentage for the calendar year will be designated in the year-end tax statements.
--------------------------------------------------------------------------------

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Trustees of
Phoenix Equity Series Fund and Shareholders of
Phoenix Growth & Income Fund


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix Growth & Income Fund (constituting Phoenix Equity Series Fund, hereafter referred to as the "Trust") at August 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP
-------------------------------

Boston, Massachusetts
October 16, 2007

FUND MANAGEMENT TABLES (UNAUDITED)


     Information pertaining to the Trustees and officers of the Trust as of August 31, 2007, is set forth below. The statement of additional information
(SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.



                                                        INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                                           NUMBER OF
                                                         PORTFOLIOS IN
                                                          FUND COMPLEX                   PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS                     LENGTH OF         OVERSEEN BY                    DURING PAST 5 YEARS AND
    AND YEAR OF BIRTH                  TIME SERVED           TRUSTEE               OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
E. Virgil Conway                       Served since 1997.      56             Chairman, Rittenhouse Advisors, LLC (consulting
YOB: 1929                                                                     firm) (2001-present). Trustee/Director, Phoenix
                                                                              Funds Family (1983-present), Director, Urstadt
                                                                              Biddle Property Corp. (1989-present), Consolidated
                                                                              Edison Company of New York, Inc. (1970-2002),
                                                                              Union Pacific Corp. (1978-2002), Accuhealth, Inc.
                                                                              (1994-2002).
------------------------------------------------------------------------------------------------------------------------------------
Harry Dalzell-Payne                    Served since 1997.      56             Retired. Trustee/Director, Phoenix Funds Family
YOB: 1929                                                                     (1983-present).
------------------------------------------------------------------------------------------------------------------------------------
Francis E. Jeffries                    Served since 1997.      59             Director, The Empire District Electric Company
YOB: 1930                                                                     (1984-2004). Trustee/Director, Phoenix Funds
                                                                              Complex (1987-present).
------------------------------------------------------------------------------------------------------------------------------------
Leroy Keith, Jr.                       Served since 1997.      56             Managing Director, Almanac Capital Management
YOB: 1939                                                                     (commodities business) (since 2007).
                                                                              Director/Trustee, Evergreen Funds (93 portfolios)
                                                                              (1989-present). Trustee, Phoenix Funds Family
                                                                              (1980-present). Director, Lincoln Educational
                                                                              Services Corp. (2002-2004). Partner, Stonington
                                                                              Partners, Inc. (private equity firm) (2001-2007).
------------------------------------------------------------------------------------------------------------------------------------
Geraldine M. McNamara                  Served since 2001.      58             Retired. Trustee/Director, Phoenix Funds Complex
YOB: 1951                                                                     (2001-present). Managing Director, U.S. Trust
                                                                              Company of New York (private bank) (1982-2006).
------------------------------------------------------------------------------------------------------------------------------------
James M. Oates                         Served since 1997.      56             Trustee/Director, Phoenix Funds Family
YOB: 1946                                                                     (1987-present). Managing Director, Wydown Group
                                                                              (consulting firm) (1994-present). Director,
                                                                              Investors Bank & Trust Corporation (1995-present),
                                                                              Stifel Financial (1996-present). Independent
                                                                              Chairman (2005-present) and Trustee
                                                                              (2004-present), John Hancock Trust (93
                                                                              portfolios). Trustee, John Hancock Funds II (74
                                                                              portfolios) (2005-present). Director/Trustee,
                                                                              Plymouth Rubber Co. (1995-2003). Chairman, Hudson
                                                                              Castle Group, Inc. (Formerly IBEX Capital Markets,
                                                                              Inc.) (financial services) (1997-2006). Trustee,
                                                                              John Hancock Funds III (8 portfolios) (2005-2006).
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Segerson                    Served since 1997.      56             Managing Director, Northway Management Company
YOB: 1946                                                                     (1998-present). Trustee/Director, Phoenix Funds
                                                                              Family (1983-present).
------------------------------------------------------------------------------------------------------------------------------------
Ferdinand L.J. Verdonck                Served since 2006.      56             Chairman, Amsterdam Molecular Therapeutics N.V.
YOB: 1942                                                                     (biotechnology) (since 2007). Director, The JP
                                                                              Morgan European Investment Trust (1998-present),
                                                                              Galapagos N.V. (biotechnology) (2005-present).
                                                                              Trustee, Phoenix Funds Family (2004-present).
                                                                              Director, EASDAQ (Chairman) (2001-present), Groupe
                                                                              SNEF (electrical and electronic installation)
                                                                              (1998-present). Managing Director, Almanij N.V.
                                                                              (financial holding company) (1992-2003). Director,
                                                                              KBC Bank and Insurance Holding Company
                                                                              (1992-2003), KBC Bank (1992-2003), KBC Insurance
                                                                              (1992-2003), Kredietbank S.A. Luxembourgeoise
                                                                              (1992-2003), Investco N.V. (private equity
                                                                              company) (1992-2003), Gevaert N.V. (industrial
                                                                              holding company) (1992-2003), Fidea N.V.
                                                                              (insurance company) (1992-2003), Almafin N.V.
                                                                              (real estate investment company) (1992-2003),
                                                                              Centea N.V. (savings bank) (1992-2003), Degussa
                                                                              Antwerpen N.V. (1998-2004), Santens N.V.
                                                                              (textiles) (1999-2004), Dictaphone Corp.
                                                                              (2002-2006), Banco Urquijo (Chairman) (1998-2006).
------------------------------------------------------------------------------------------------------------------------------------

                               INTERESTED TRUSTEES


    Each of the individuals listed below is an "interested person" of the Fund, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


------------------------------------------------------------------------------------------------------------------------------------
                                                           NUMBER OF
                                                         PORTFOLIOS IN
                                                          FUND COMPLEX                   PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS                     LENGTH OF         OVERSEEN BY                    DURING PAST 5 YEARS AND
    AND YEAR OF BIRTH                  TIME SERVED           TRUSTEE               OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
George R. Aylward(1)                   Served since  2004.     56             Senior Executive Vice President and President,
YOB: 1964                                                                     Asset Management (since 2007), Senior Vice
                                                                              President and Chief Operating Officer, Asset
                                                                              Management (2004-2007), Vice President
                                                                              (2001-2004), The Phoenix Companies, Inc. Director
                                                                              and President (2006-present), Chief Operating
                                                                              Officer (2004-present), Executive Vice President
                                                                              (2004-2006), Vice President, Finance, (2001-2002),
                                                                              Phoenix Investment Partners, Ltd. Various senior
                                                                              officer and directorship positions with Phoenix
                                                                              affiliates. President (2006-present), Executive
                                                                              Vice President (2004-2006), the Phoenix Funds
                                                                              Family. Chairman, President and Chief Executive
                                                                              Officer, The Zweig Fund Inc. and The Zweig Total
                                                                              Return Fund Inc. (2006-present).
------------------------------------------------------------------------------------------------------------------------------------
Marilyn E. LaMarche(2)                 Served since 2002.      56             Limited Managing Director, Lazard Freres &
YOB: 1934                                                                     Co. LLC (1997-present). Trustee/Director,
                                                                              Phoenix Funds Family (2002-present).
                                                                              Director, The Phoenix Companies, Inc.
                                                                              (2001-2005).
------------------------------------------------------------------------------------------------------------------------------------
Philip R. McLoughlin(3)                Served since 1997.      76             Partner, Cross Pond Partners, LLC
YOB: 1946                                                                     (2006-present). Director, PXRE Corporation
                                                                              (Reinsurance) (1985-present), World Trust
                                       Chairman                               Fund (1991-present). Director/Trustee,
                                                                              Phoenix Funds Complex (1989-present).
                                                                              Management Consultant (2002-2004), Chairman
                                                                              (1997-2002), Chief Executive Officer
                                                                              (1995-2002) and Director (1995-2002), Phoenix
                                                                              Investment Partners, Ltd. Director and
                                                                              Executive Vice President, The Phoenix
                                                                              Companies, Inc. (2000-2002). Director
                                                                              (1983-2002) and Chairman (1995-2002), Phoenix
                                                                              Investment Counsel, Inc. Director (1982-2002)
                                                                              and Chairman (2000-2002), Phoenix Equity
                                                                              Planning Corporation. Chairman and President,
                                                                              Phoenix/Zweig Advisers LLC (2001-2002).
                                                                              Executive Vice President (1994-2002) and
                                                                              Chief Investment Counsel (1994-2002), PHL
                                                                              Variable Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Aylward is an "interested person," as defined in the Investment Company Act of 1940, by reason of his position with Phoenix Investment Partners, Ltd. and its affiliates.

(2) Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her former position as a Director of The Phoenix Companies, Inc.

(3) Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his former relationship with Phoenix Investment Partners, Ltd. and its affiliates.



                                              OFFICERS OF THE FUND WHO ARE NOT TRUSTEES


------------------------------------------------------------------------------------------------------------------------------------
                                        POSITION(S) HELD WITH
    NAME, ADDRESS AND                     TRUST AND LENGTH OF                          PRINCIPAL OCCUPATION(S)
      YEAR OF BIRTH                         TIME SERVED                                  DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Nancy G. Curtiss                       Senior Vice President since 2006.      Assistant Treasurer (2001-present), Vice
YOB: 1952                                                                     President, Fund Accounting (1994-2000),
                                                                              Phoenix Equity Planning Corporation.
                                                                              Vice President, Phoenix Investment
                                                                              Partners, Ltd. (2003-present). Senior
                                                                              Vice President, the Phoenix Funds Family
                                                                              (since 2006). Vice President, The
                                                                              Phoenix Edge Series Fund (1994-present),
                                                                              Treasurer, The Zweig Fund, Inc. and The
                                                                              Zweig Total Return Fund, Inc.
                                                                              (2003-present). Chief Financial Officer
                                                                              (2005-2006) and Treasurer (1994-2006),
                                                                              or Assistant Treasurer (2005-2006),
                                                                              certain funds within the Phoenix Fund
                                                                              Complex.
------------------------------------------------------------------------------------------------------------------------------------
Francis G. Waltman                     Senior Vice President since 2004.      Senior Vice President, Asset Management
YOB: 1962                                                                     Product Development, The Phoenix
                                                                              Companies, Inc. (2006-present). Senior
                                                                              Vice President, Asset Management Product
                                                                              Development (2005-present), Senior Vice
                                                                              President and Chief Administrative
                                                                              Officer (2003-2004), Phoenix Investment
                                                                              Partners, Ltd. Director and President
                                                                              (2006-present), Senior Vice President
                                                                              and Chief Administrative Officer
                                                                              (1999-2003), Phoenix Equity Planning
                                                                              Corporation. Senior Vice President,
                                                                              Phoenix Investment Counsel, Inc.
                                                                              (2006-present). Director, Duff & Phelps
                                                                              Investment Management Company
                                                                              (2006-present). Senior Vice President,
                                                                              the Phoenix Funds Family (2004-present).
------------------------------------------------------------------------------------------------------------------------------------
Marc Baltuch                           Vice President and Chief               Chief Compliance Officer, Zweig-DiMenna
c/o Zweig-DiMenna Associates, LLC      Compliance Officer since 2004.         Associates LLC (1989-present). Vice
900 Third Avenue                                                              President and Chief Compliance Officer,
New York, NY 10022                                                            certain Funds within the Phoenix Funds
YOB: 1945                                                                     Complex (2004-present). Vice President,
                                                                              The Zweig Total Return Fund, Inc.
                                                                              (2004-present). Vice President, The
                                                                              Zweig Fund, Inc. (2004-present).
                                                                              President and Director of Watermark
                                                                              Securities, Inc. (1991-present).
                                                                              Assistant Secretary of Gotham Advisors
                                                                              Inc. (1990-present). Secretary,
                                                                              Phoenix-Zweig Trust (1989-2003).
                                                                              Secretary, Phoenix-Euclid Market Neutral
                                                                              Fund (1999-2002).
------------------------------------------------------------------------------------------------------------------------------------
W. Patrick Bradley                     Chief Financial Officer and            Vice President, Fund Administration,
YOB: 1972                              Treasurer since 2006.                  Phoenix Investment Partners, Ltd.
                                                                              (2004-present). Chief Financial Officer
                                                                              and Treasurer (2006-present) or Chief
                                                                              Financial Officer and Treasurer
                                                                              (2005-present), certain funds within the
                                                                              Phoenix Fund Family. Vice President,
                                                                              Chief Financial Officer, Treasurer and
                                                                              Principal Accounting Officer, The
                                                                              Phoenix Edge Series Fund (2006-present).
                                                                              Assistant Treasurer, certain funds
                                                                              within the Phoenix Fund Complex
                                                                              (2004-2006). Senior Manager (2002-2004),
                                                                              Manager (2000-2002), Audit, Deloitte &
                                                                              Touche, LLP.
------------------------------------------------------------------------------------------------------------------------------------
Kevin J. Carr                          Vice President, Chief Legal Officer,   Vice President and Counsel, Phoenix Lif
One American Row                       Counsel and Secretary since 2005.      Insurance Company (2005- present). Vice
Hartford, CT 06102                                                            President, Counsel, Chief Legal Officer
YOB: 1954                                                                     and Secretary, the Phoenix Funds Family
                                                                              (2005-present). Compliance Officer of
                                                                              Investments and Counsel, Travelers Life
                                                                              & Annuity Company (January 2005-May
                                                                              2005). Assistant General Counsel, The
                                                                              Hartford Financial Services Group
                                                                              (1999-2005).
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX EQUITY TRUST                              INVESTMENT ADVISER
101 Munson Street                                 Phoenix Investment Counsel, Inc.
Greenfield, MA 01301-9668                         56 Prospect Street
                                                  Hartford, CT 06115-0480

TRUSTEES                                          PRINCIPAL UNDERWRITER
George R. Aylward                                 Phoenix Equity Planning Corporation
E. Virgil Conway                                  One American Row
Harry Dalzell-Payne                               Hartford, CT 06103-2899
Francis E. Jeffries
Leroy Keith, Jr.                                  TRANSFER AGENT
Marilyn E. LaMarche                               Phoenix Equity Planning Corporation
Philip R. McLoughlin, Chairman                    One American Row
Geraldine M. McNamara                             Hartford, CT 06103-2899
James M. Oates
Richard E. Segerson                               CUSTODIAN
Ferdinand L.J. Verdonck                           State Street Bank and Trust Company
                                                  P.O. Box 5501
OFFICERS                                          Boston, MA 02206-5501
George R. Aylward, President
Nancy G. Curtiss, Senior Vice President           INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Francis G. Waltman, Senior Vice President         PricewaterhouseCoopers LLP
Marc Baltuch, Vice President and Chief            125 High Street
  Compliance Officer                              Boston, MA 02110-1707
W. Patrick Bradley, Chief Financial Officer
  and Treasurer                                   HOW TO CONTACT US
Kevin J. Carr, Vice President, Counsel,           Mutual Fund Services          1-800-243-1574
  Secretary and Chief Legal Officer               Advisor Consulting Group      1-800-243-4361
                                                  Telephone Orders              1-800-367-5877
                                                  TextTelephone                 1-800-243-1926
                                                  Website                       PHOENIXFUNDS.COM


--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

  (This page has been left blank intentionally.)

     [LOGO OMITTED]                                           -----------------
        PHOENIX                                                   PRESORTED
                                                                  STANDARD
     Phoenix Equity Planning Corporation                        U.S. POSTAGE
     P.O. Box 150480                                                PAID
     Hartford, CT 06115-0480                                    Lancaster, PA
                                                               Permit No. 1793
                                                              -----------------








For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PHOENIXFUNDS.COM.








PXP213                                                                    10-07
BPD32907

ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR.

(d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of the instructions for completion of this Item.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)  The  Registrant's  Board of Trustees has determined  that the Registrant
        has  an  "audit  committee   financial  expert"  serving  on  its  Audit
        Committee.

(a)(2) E. Virgil Conway has been determined by the Registrant to possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert." Mr. Conway is an "independent" trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

(a)(3)  Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

    (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $25,000 for 2007 and $25,000 for 2006.

Audit-Related Fees
------------------

    (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $1,000 for 2007 and $0 for 2006. This represents fees for the review of the registrants semi-annual report.

Tax Fees
--------

    (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $4,300 for 2007 and $4,300 for 2006.

        "Tax Fees" are those primarily associated with review of the Trust's tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust's financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund's federal income and excise tax returns.

All Other Fees
--------------

    (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2007 and $0 for 2006.

 (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

        The Phoenix Equity Series Fund (the "Fund") Board has adopted policies and procedures with regard to the pre-approval of services provided by PwC. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Board. As noted above, the Board must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund's Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Board believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Board without consideration on a specific case-by-case basis ("general pre-approval").

        The Audit Committee has determined that Mr. E. Virgil Conway, Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In any event, the Board is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

 (e)(2) The  percentage of services  described in each of paragraphs (b) through
        (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                    (b) Not applicable for 2007 and not applicable for 2006.

                    (c) 100% for 2007 and 100% for 2006.

                    (d) Not applicable for 2007 and not applicable for 2006.

    (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

    (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $779,328 for 2007 and $944,027 for 2006.

    (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

 (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

 (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

 (a)(3) Not applicable.

    (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Phoenix Equity Series Fund
           ------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         ----------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date         November 8, 2007
    -------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         ----------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date         November 8, 2007
    -------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         ----------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date         November 8, 2007
    -------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.